Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest income
Interest and fees on loans	$ 24,074	$ 24,254
Interest on securities	1,249	1,437
Interest on federal funds sold and deposits in other banks	310	285
Total interest income	25,633	25,976
Interest expense
Interest on deposits	2,148	2,656
Interest on time certificates of $100,000 and over	964	919
Interest on federal funds purchased and borrowed funds	374	372
Total interest expense	3,486	3,947
Net interest income	22,147	22,029
Provision for loan and lease losses	1,486	1,819
Net interest income after provision for loan and lease losses	20,661	20,210
Noninterest income
Service charges on deposit accounts	442	304
Net gain (loss) on sale and write-down of other real estate owned and other collateral	324	(11)
Gains on sales of securities	291	220
Increase in cash surrender value of bank owned life insurance	190
Other	449	230
Total noninterest income	1,696	743
Noninterest expense
Compensation and benefits	11,317	10,579
Occupancy	1,499	1,439
FDIC insurance	409	326
Bank franchise taxes	788	615
Technology	1,611	1,580
Communications	258	272
Insurance	297	295
Professional fees	1,083	1,187
Other real estate owned	39	16
Amortization of intangible assets	365	365
Guaranteed student loan servicing	138
Other	1,502	1,470
Total noninterest expense	19,306	18,144
Income before income tax	3,051	2,809
Income tax expense (benefit)	1,065	(4,570)
Net income	1,986	7,379
Preferred stock dividend	(84)	(89)
Net income available to common shareholders	$ 1,902	$ 7,290
Earnings per common share (basic and diluted):	$ 0.18	$ 0.70